Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

1.	On January 18, 2021, the Company’s Board of Directors approved an extension of all the options already granted under the Company’s 2016 Equity Incentive Plan to seven years from the grant date instead of three years from vesting date.

2.	On March 8, 2021, the extraordinary shareholders meeting approved a special bonus to the Chief Executive Officer of approximately $100 for the year 2020.

3.	On January 22, 2021, the Company entered into an At the Market Sales agreement, or the Sales Agreement, pursuant to which the Company may sell up to $60,000 from time to time. As of March 25, 2021, the Company issued a total of 1,378,344 ADSs (6,891,720 Ordinary Shares) at a weighted average price of $10.137 per ADS. After deducting closing costs and fees, as of March 25, 2021, the Company received net proceeds of approximately $13,500, net of issuance expenses.

4.	On February 25, 2021, the Company issued options to purchase 1,105,000 Ordinary Shares to its employees at an exercise price ranging between NIS 1.33 to NIS 5.93 (an average of approximately $1.41 per share at the grant date).